Acquisitions, Dispositions and Restructuring - Selected Financial Information Regarding Results of Operations of Charter Fleet Business (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain on disposal of discontinued operations, before taxes	$ 257
Total income from discontinued operations, net of tax	3,497
Charter Fleet Business [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues	8,184
Gain on disposal of discontinued operations, before taxes	257
Income before provision for income taxes	3,240
Total	3,497
Total income from discontinued operations, net of tax	$ 3,497